INCOME TAXES (Details - Unrecognized deferred tax) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 88	$ 116	$ 98
2019 to 2023
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	3	8	0
2024 and Thereafter
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 85	$ 108	$ 98